Stock compensation plans (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Stock Option Plans Activity

A summary of the status of the Company’s fixed stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price	Shares	Weighted-Average Exercise Price
Outstanding at beginning of year	304,042	$12.66	306,042	$12.66	308,042	$12.64
Forfeited	(19,000)	12.74	(2,000)	13.25	—	—
Exercised	(40,042)	9.13	—	—	(2,000)	9.13

Outstanding at end of year	245,000	$13.23	304,042	$12.66	306,042	$12.66

Options exercisable at year-end	245,000	—	304,042		306,042
Weighted-average fair value of options granted during the year	—		—		—

Fixed Stock Options Outstanding

The following table summarizes information about fixed stock options outstanding as of December 31, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Remaining Contractual Life
$13.05	100,000	0.8 years
13.25	137,500	2.9 years
15.30	7,500	3.1 years

$13.23	245,000	2.0 years